GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following presents total revenues for the six months ended June 30, 2014 and 2013.

	Six months ended June 30,
	2014	2013

	Unaudited

Israel Israel	$4,483	$3,858
Americas	37,170	34,629
Europe	21,093	17,572
Far East	10,771	9,896

	$73,517	$65,955

Long-lived Assets by Geographic Areas [Table Text Block]
The following presents long-lived assets as of June 30, 2014 and December 31, 2013.

	June 30, 2014	December 31, 2013
	Unaudited	Audited

Israel	$2,746	$2,941
Americas	126	147
Europe	54	74
Far East	33	29

	$2,959	$3,191

Revenue from External Customers by Products and Services [Table Text Block]
Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Six months ended June 30,
	2014	2013
	Unaudited

Technology	$9,414	$10,454
Networking	64,103	55,501

	$73,517	$65,955